Deferred tax assets and liabilities - Impact on current taxes payable (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred tax assets	$ 1.1	$ 1.2
Deferred tax liabilities	$ 1.9	$ 1.7